Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Edison Nation, Inc. and its wholly-owned and majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of Edison Nation, Inc. and its wholly-owned and majority owned subsidiaries. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in US dollars. All intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, together with amounts disclosed in the related notes to the financial statements.

The Company’s significant estimates used in these financial statements include, but are not limited to, accounts receivable reserves, the valuation allowance related to the Company’s deferred tax assets, the recoverability and useful lives of long-lived assets, debt conversion features, stock-based compensation, certain assumptions related to the valuation of the reserved shares and the assets acquired and liabilities assumed related to the Company’s acquisitions. Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Use of Estimates

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, together with amounts disclosed in the related notes to the financial statements.

The Company’s significant estimates used in these financial statements include, but are not limited to, accounts receivable reserves, the valuation allowance related to the Company’s deferred tax assets, the recoverability and useful lives of long-lived assets, debt conversion features, stock-based compensation, certain assumptions related to the valuation of the reserved shares and the assets acquired and liabilities assumed related to the Company’s acquisitions. Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to prior year amounts to conform to current year presentation.

Reclassifications

Certain amounts previously presented in the consolidated financial statements have been reclassified to conform to the current year presentation. Such reclassifications had no effect on the previously reported net loss, shareholders’ equity or cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company has cash on deposit in several financial institutions which, at times, may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced losses in such accounts and periodically evaluates the creditworthiness of its financial institutions. The Company reduces its credit risk by placing its cash and cash equivalents with major financial institutions. The Company had approximately $627,000 uninsured cash at September 30, 2019 of which approximately $198,000 was held in foreign bank accounts not covered by FDIC insurance limits as of September 30, 2019.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents in the consolidated financial statements.

The Company has cash on deposits in several financial institutions which, at times, may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced losses in such accounts and periodically evaluates the creditworthiness of its financial institutions. The Company reduces its credit risk by placing its cash and cash equivalents with major financial institutions. The Company had approximately $1,450,000 uninsured at December 31, 2018 of which approximately $583,000 was held in foreign bank accounts not covered by FDIC insurance limits as of December 31, 2018.

Accounts Receivable	Accounts Receivable As of September 30, 2019, the following customers represented more than 10% of total accounts receivable:

September 30,
2019
Customer A	15%

Accounts Receivable

Accounts receivable are carried at their contractual amounts, less an estimate for uncollectible amounts. As of December 31, 2018 and 2017, the allowance for uncollectable amounts was not material. Management estimates the allowance for bad debts based on existing economic conditions, historical experience, the financial conditions of the customers, and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

As of December 31, 2018, the following customers represented more than 10% of total accounts receivable:

December 31,
2018
Customer A	12%
Customer B	11%

Inventory

Inventory

Inventory is recorded at the lower of cost or net realizable value on a first-in, first-out basis. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete, or slow moving based on changes in customer demand, technology developments, or other economic factors.

Inventory

Inventory is recorded at the lower of cost or net realizable value on a first-in, first-out basis. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete, or slow moving based on changes in customer demand, technology developments, or other economic factors.

Finance, Loan and Lease Receivables, Held-for-investment, Policy [Policy Text Block]

Loan Held for Investment

Loan held for investment is reported on the balance sheet at the acquired cost which approximates the fair value, which resulted in a discount. The acquired loan had evidence of deterioration of credit quality and for which it was probable, at the time of our acquisition, that the Company would be unable to collect all contractually required payments. For these loans, the excess of the undiscounted contractual cash flows over the undiscounted cash flows estimated by us at the time of acquisition was not accreted into income (nonaccretable discount). The amount representing the excess of cash flows estimated by us at acquisition over the purchase price was accreted into purchase discount earned over the life of the applicable loans (accretable discount). The nonaccretable discount was not accreted into income. If cash flows could not be reasonably estimated for any loan, and collection was not probable, the cost recovery method of accounting was used. Under the cost recovery method, any amounts received were applied against the recorded amount of such loans.

Subsequent to acquisition, if cash flow projections improved, and it was determined that the amount and timing of the cash flows related to the nonaccretable discount was reasonably estimable and collection was probable, the corresponding decrease in the nonaccretable discount was transferred to the accretable discount and was accreted into interest income over the remaining life of any such loan on the interest method. If cash flow projections deteriorated subsequent to acquisition, the decline was accounted for through the allowance for loan losses. Depending on the timing of an acquisition, the initial allocation of discount generally is made primarily to nonaccretable discount until the Company is able to assess any cash flows expected to be collected over the purchase price which are then transferred to accretable discount.

On June 4, 2018, the Company purchased a promissory note for $500,000 from a bank at a discount of $1,700,000 from the face value of $2,270,000 of a company in financial difficulty. On October 29, 2018, the Company purchased 72.15% of the outstanding capital stock of the Company as described Note 3. The loan held for investment has been eliminated in consolidation as of December 31, 2018.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which is recorded commencing at the in-service date using the straight-line method over the estimated useful lives of the assets, as follows: 3 to 5 years for office equipment, 5 to 7 years for furniture and fixtures, 6 to 10 years for machinery and equipment, 10 to 15 years for building improvements, 5 years for software, 5 years for molds, 5 to 7 years for vehicles and 40 years for buildings.

When fixed assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the statements of operations for the respective period. Minor additions and repairs are expensed in the period incurred. Major additions and repairs which extend the useful life of existing assets are capitalized and depreciated using the straight-line method over their remaining estimated useful lives.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company assesses the recoverability of its long-lived assets using undiscounted cash flows. If an asset is found to be impaired, the amount recognized for impairment is equal to the difference between the carrying value and the asset’s fair value. The Company did not record any impairment charges related to long-lived assets during the years ended December 31, 2018 and 2017.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Intangible Assets

We record intangible assets based on their fair value on the date of acquisition. Goodwill is recorded for the difference between the fair value of the purchase consideration over the fair value of the net identifiable tangible and intangible assets acquired. We perform an impairment assessment of goodwill on an annual basis, or whenever impairment indicators exist. In the absence of any impairment indicators, goodwill is assessed for impairment during the fourth quarter of each fiscal year. Judgments regarding the existence of impairment indicators are based on market conditions and operational performance of the business.

We may assess our goodwill for impairment initially using a qualitative approach to determine whether it is more likely than not that the fair value of these assets is greater than their carrying value. When performing a qualitative test, we assess various factors including industry and market conditions, macroeconomic conditions and performance of our businesses. If the results of the qualitative assessment indicate that it is more likely than not that our goodwill and other indefinite-lived intangible assets are impaired, a quantitative impairment analysis would be performed to determine if impairment is required. We may also elect to perform a quantitative analysis of goodwill initially rather than using a qualitative approach.

The impairment testing for goodwill is performed at the reporting unit level. The valuation methods used in the quantitative fair value assessment, discounted cash flow and market multiples method, require our management to make certain assumptions and estimates regarding certain industry trends and future profitability of our reporting units. If the fair value of a reporting unit exceeds the related carrying value, the reporting unit’s goodwill is considered not to be impaired and no further testing is performed. If the carrying value of a reporting unit exceeds its fair value, an impairment loss is recorded for the difference. The valuation of goodwill is affected by, among other things, our business plan for the future and estimated results of future operations. Future events could cause us to conclude that impairment indicators exist, and, therefore, that goodwill may be impaired.

Intangible assets include the cost of patents or patent rights (hereinafter, collectively “patents”) and trademarks. Patent and trademark costs are amortized utilizing the straight-line method over their remaining economic useful lives. Costs incurred related to patents prior to issuance are included in prepaid patent expense until the time the patent is issued and amortization begins or until management determines it is no longer likely the patent will be issued and amounts are expensed. Edison Nation reviews long-lived assets and intangible assets for potential impairment annually and when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. In the event the expected undiscounted future cash flows resulting from the use of the asset is less than the carrying amount of the asset, an impairment loss is recorded equal to the excess of the asset’s carrying value over its fair value. If an asset is determined to be impaired, the loss is measured based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. In the event that management decides to no longer allocate resources to a patent portfolio, an impairment loss equal to the remaining carrying value of the asset is recorded.

Revenue Recognition

Revenue Recognition

Generally, the Company considers all revenues as arising from contracts with customers. Revenue is recognized based on the five step process outlined in the Accounting Standards Codification (“ASC”) 606:

Step 1 – Identify the Contract with the Customer – A contract exists when (a) the parties to the contract have approved the contract and are committed to perform their respective obligations, (b) the entity can identify each party’s rights regarding the goods or services to be transferred, (c) the entity can identify the payment terms for the goods or services to be transferred, (d) the contract has commercial substance and it is probable that the entity will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Step 2 – Identify Performance Obligations in the Contract – Upon execution of a contract, the Company identifies as performance obligations each promise to transfer to the customer either (a) goods or services that are distinct, or (b) a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. To the extent a contract includes multiple promised goods or services, the Company must apply judgement to determine whether the goods or services are capable of being distinct within the context of the contract. If these criteria are not met, the goods or services are accounted for as a combined performance obligation.

Step 3 – Determine the Transaction Price – When (or as) a performance obligation is satisfied, the Company shall recognize as revenue the amount of the transaction price that is allocated to the performance obligation. The contract terms are used to determine the transaction price. Generally, all contracts include fixed consideration. If a contract did include variable consideration, the Company would determine the amount of variable consideration that should be included in the transaction price based on expected value method. Variable consideration would be included in the transaction price, if in the Company’s judgement, it is probable that a significant future reversal of cumulative revenue under the contract would not occur.

Step 4 – Allocate the Transaction Price – After the transaction price has been determined, the next step is to allocate the transaction price to each performance obligation in the contract. If the contract only has one performance obligation, the entire transaction price will be applied to that obligation. If the contract has multiple performance obligations, the transaction price is allocated to the performance obligations based on the relative standalone selling price (SSP) at contract inception.

Step 5 – Satisfaction of the Performance Obligations (and Recognize Revenue) – Revenue is recognized when (or as) goods or services are transferred to a customer. The Company satisfies each of its performance obligations by transferring control of the promised good or service underlying that performance obligation to the customer. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from an asset. It includes the ability to prevent other entities from directing the use of, and obtaining the benefits from an asset. Indicators that control has passed to the customer include: a present obligation to pay; physical possession of the asset; legal title; risks and rewards of ownership; and acceptance of the asset(s). Performance obligations can be satisfied at a point in time or over time.

Substantially all of the Company’s revenues continue to be recognized when control of the goods are transferred to the customer, which is upon shipment of the finished goods to the customer. All sales have fixed pricing and there are currently no material variable components included in the Company’s revenue. Additionally, the Company will issue credits for defective merchandise, historically these credits for defective merchandise have not been material. Based on the Company’s analysis of the new revenue standards, revenue recognition from the sale of finished goods to customers, which represents substantially all of the Company’s revenues, was not impacted by the adoption of the new revenue standards.

Disaggregation of Revenue

The Company’s primary revenue streams include the sale and/or licensing of consumer goods and packaging materials. The Company’s licensing business is not material and has not been separately disaggregated for segment purposes. The disaggregated Company’s revenues for the nine months ended September 30, 2019 and 2018 were as follows:

	For the Nine Months
	Ended September 30,
	2019	2018

Revenues:
Product sales	$14,982,117	$12,676,582
Service	67,753	—
Licensing	189,564	82,133
Total revenues, net	$15,239,434	$12,758,715

For the nine months ended September 30, 2019 and 2018, the following customer represented more than 10% of total net revenues:

	For the Nine Months Ended
	September 30,
	2019	2018
Customer :
Customer A	22%	10%
Customer B	*	17%

* Customer did not represent greater than 10% of total net revenue.

For the nine months ended September 30, 2019 and 2018, the following geographical regions represented more than 10% of total net revenues:

	For the Nine Months Ended
	September 30,
	2019	2018
Region:
North America	78%	81%
Asia-Pacific	*	15%
Europe	15%	*

*Region did not represent greater than 10% of total net revenue.

Revenue Recognition

Generally, the Company considers all revenues as arising from contracts with customers. Revenue is recognized based on the five step process outlined in the Accounting Standards Codification (“ASC”) 606:

Step 1 – Identify the Contract with the Customer – A contract exists when (a) the parties to the contract have approved the contract and are committed to perform their respective obligations, (b) the entity can identify each party’s rights regarding the goods or services to be transferred, (c) the entity can identify the payment terms for the goods or services to be transferred, (d) the contract has commercial substance and it is probably that the entity will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Step 2 – Identify Performance Obligations in the Contract – Upon execution of a contract, the Company identifies as performance obligations each promise to transfer to the customer either (a) goods or services that are distinct, or (b) a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. To the extent a contract includes multiple promised goods or services, the Company must apply judgement to determine whether the goods or services are capable of being distinct within the context of the contract. If these criteria are not met, the goods or services are accounted for as a combined performance obligation.

Step 3 – Determine the Transaction Price – When (or as) a performance obligation is satisfied, the Company shall recognize as revenue the amount of the transaction price that is allocated to the performance obligation. The contract terms are used to determine the transaction price. Generally, all contracts include fixed consideration. If a contract did include variable consideration, the Company would determine the amount of variable consideration that should be included in the transaction price based on expected value method. Variable consideration would be included in the transaction price, if in the Company’s judgement, it is probable that a significant future reversal of cumulative revenue under the contract would not occur.

Step 4 – Allocate the Transaction Price – After the transaction price has been determined, the next step is to allocate the transaction price to each performance obligation in the contract. If the contract only has one performance obligation, the entire transaction price will be applied to that obligation. If the contract has multiple performance obligations, the transaction price is allocated to the performance obligations based on the relative standalone selling price (SSP) at contract inception.

Step 5 – Satisfaction of the Performance Obligations (and Recognize Revenue) – Revenue is recognized when (or as) goods or services are transferred to a customer. The Company satisfies each of its performance obligations by transferring control of the promised good or service underlying that performance obligation to the customer. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from an asset. It includes the ability to prevent other entities from directing the use of, and obtaining the benefits from an asset. Indicators that control has passed to the customer include: a present obligation to pay; physical possession of the asset; legal title; risks and rewards of ownership; and acceptance of the asset(s). Performance obligations can be satisfied at a point in time or over time.

Substantially all of the Company’s revenues continue to be recognized when control of the goods are transferred to the customer, which is upon shipment of the finished goods to the customer. All sales have fixed pricing and there are currently no material variable components included in the Company’s revenue. Additionally, the Company will issue credits for defective merchandise, historically these credits for defective merchandise have not been material. Based on the Company’s analysis of the new revenue standards, revenue recognition from the sale of finished goods to customers, which represents substantially all of the Company’s revenues, was not impacted by the adoption of the new revenue standards.

Disaggregation of Revenue

The Company’s primary revenue streams include the sale and/or licensing of consumer goods and packaging materials for innovative products. The Company’s licensing business is not material and has not been separately disaggregated for segment purposes. The disaggregated Company’s revenues for the years ended December 31, 2018 and 2017 was as follows:

	For the Years
	Ended December 31,
	2018	2017

Revenues:
Product sales	$16,037,221	$14,960,450
Service revenues	197,068
Licensing revenues	267,920	—
Total revenues, net	$16,502,209	$14,960,450

For the years ended December 31, 2018 and 2017, the following customers represented more than 10% of total net revenues:

	For the years ended
	December 31,
	2018	2017
Customer A	21%	31%

*Customer did not represent greater than 10% of total net revenue.

For the years ended December 31, 2018 and 2017, the following geographical regions represented more than 10% of total net revenues:

	For the Years
	Ended December 31,
	2018	2017
North America	80%	83%
Asia-Pacific	13%	13%

Cost of Sales, Policy [Policy Text Block]		Cost of Revenues Cost of revenues includes freight charges, purchasing and receiving costs, depreciation and inspection costs.
Shipping And Handling Cost Policy [Policy Text Block]		Shipping and Handling Costs Shipping and handling costs include inbound freight costs and the cost to ship product to the customer and are included in cost of sales.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

The carrying amounts of the Company’s financial instruments, such as cash, accounts receivable, accounts payable, accrued expenses and other current liabilities approximate fair values due to the short-term nature of these instruments. The carrying amount of the Company’s notes payable approximates fair value because the effective yields on these obligations, which include contractual interest rates, taken together with other features such as concurrent issuance of warrants, are comparable to rates of returns for instruments of similar credit risk. The loan held for investment was acquired at fair value, which resulted in a discount.

As of September 30, 2019, the book value and estimated fair value of the Company’s level 3 instruments was as follows:

	September 30, 2019
		Estimated
	Book Value	Fair Value
Contingent consideration	$(520,000)	$(520,000)

The following changes in level 3 instruments for the three months ended September 30, 2019 are presented below:

Contingent
Consideration -
Earnout
Balance, July 1, 2019	$(520,000)
Change in fair value	—
Balance, September 30, 2019	$(520,000)

The following changes in level 3 instruments for the nine months ended September 30, 2019 are presented below:

Contingent
Consideration –
Earnout
Balance, December 31, 2018	$(520,000)
Change in fair value	—
Balance, September 30, 2019	$(520,000)

There were no changes to the underlying assumptions used in determining the fair value of the contingent consideration liability for the nine months ended September 30, 2019. There was no contingent consideration as of September 30, 2018.

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

The carrying amounts of the Company’s financial instruments, such as cash, accounts receivable, accounts payable, accrued expenses and other current liabilities approximate fair values due to the short-term nature of these instruments. The carrying amount of the Company’s notes payable approximates fair value because the effective yields on these obligations, which include contractual interest rates, taken together with other features such as concurrent issuance of warrants, are comparable to rates of returns for instruments of similar credit risk. The loan held for investment was acquired at fair value, which resulted in a discount.

As of December 31, 2018, the book value and estimated fair value of the Company’s level 3 instruments was as follows:

	December 31, 2018
		Estimated
	Book Value	Fair Value
Loan held for investment	$—	$—
Contingent consideration	$(520,000)	$(520,000)

The following changes in level 3 instruments for the year ended December 31, 2018 are presented below:

	Loan Held	Contingent
	For	Consideration –
	Investment	Earnout
Balance, January 1, 2018	$—	$—
Purchases	500,000	—
Earnout incurred related to acquisition of Cloud B, Inc.	—	520,000
Acquisition of Cloud B, Inc. – eliminated in consolidation	(500,000)	—
Balance, December 31, 2018	$—	$(520,000)

Foreign Currency Translation

Foreign Currency Translation

The Company uses the United States dollar as its functional and reporting currency since the majority of the Company’s revenues, expenses, assets and liabilities are in the United States. Assets and liabilities in foreign currencies are translated using the exchange rate at the balance sheet date, while revenue and expense accounts are translated at the average exchange rates prevailing during the year. Equity accounts are translated at historical exchange rates. Gains and losses from foreign currency transactions and translation for the nine months ended September 30, 2019 and 2018 and the cumulative translation gains and losses as of September 30, 2019 and December 31, 2018 were not material.

Foreign Currency Translation

The Company uses the United States dollar as its functional and reporting currency since the majority of the Company’s revenues, expenses, assets and liabilities are in the United States. Assets and liabilities in foreign currencies are translated using the exchange rate at the balance sheet date, while revenue and expense accounts are translated at the average exchange rates prevailing during the year. Equity accounts are translated at historical exchange rates. Gains and losses from foreign currency transactions and translation for the years ended December 31, 2018 and 2017 and the cumulative translation gains and losses as of December 31, 2018 and 2017 were not material.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes under the provisions of the Financial Accounting Standards Board (“FASB”) ASC Topic 740 “Income Taxes” (“ASC Topic 740”).

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

The Company utilizes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2018 and 2017. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the statements of operations.

On December 22, 2017, the Tax Cuts and Jobs Act (the “TCJA”) was signed into law. This legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. The TCJA permanently reduced the U.S. corporate income tax rate from 34% to 21%, effective January 1, 2018.

Net Earnings or Loss per Share

Net Earnings or Loss per Share

Basic net loss per common share is computed by dividing net loss by the weighted average number of vested common shares outstanding during the period. Diluted net income per common share is computed by dividing net income by the weighted average number vested of common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of September 30, 2018, there were no common stock equivalents outstanding. As of September 30, 2019, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

September 30,
2019
Selling Agent Warrants	89,992
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Options	290,000
Convertible shares under notes payable	285,632

Total	1,655,624

Net Earnings or Loss per Share

Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares outstanding during the period. Diluted net income per common share is computed by dividing net income by the weighted average number vested of common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of December 31, 2017, there were no common stock equivalents outstanding. As of December 31, 2018, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

December 31,
2018
Selling Agent Warrants	65,626
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Options	290,000
Convertible shares under notes payable	285,632
Shares to be issued to innovator	12,500
Total	1,643,758

Deferred Financing Costs [Policy Text Block]

Deferred Financing Costs

Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct deduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the straight-line method over the term of the recognized debt liability which approximates the effective interest method.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update No. 2016‑02 (ASU 2016‑02) which amends the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. This accounting guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018, with early adoption permitted. Additionally, this accounting guidance requires a modified retrospective transition approach for all leases existing at, or entered into after the date of initial application, with an option to use certain transition relief. In July 2018, the FASB issued a practical expedient that would allow entities the option to apply the provisions of the new lease guidance at the effective date of adoption without adjusting the comparative periods presented.

The Company has elected the “package of practical expedients” and as a result is not required to reassess its prior accounting conclusions about lease identification, lease classification and initial direct costs for lease contracts that exist as of the transition date. However, the Company has not elected the use of hindsight for determining the reasonably certain lease term.

The new lease standard also provides practical expedients and policy elections for an entity’s ongoing accounting. The Company has elected the practical expedient to not separate lease and non-lease components for all of its leases. The Company has elected the short-term lease recognition exemption, which results in no recognition of right-of-use assets and lease liabilities for existing short-term leases at transition.

Upon adoption on January 1, 2019, the Company recognized right of use assets for operating leases and operating lease liabilities that have not previously been recorded. The lease liability for operating leases is based on the net present value of future minimum lease payments. The right of use asset for operating leases is based on the lease liability. The Company did not have any deferred rent or material prepaid rent.

The cumulative effect of initially applying the new lease accounting standard as of January 1, 2019 is as follows:

		Cumulative	January 1,
	January 1,	Effect	2019, as
	2019	Adjustment	adjusted
Assets:
Right of use assets – operating leases	$—	$943,997	$943,997

Liabilities:
Current portion of operating lease liabilities	$—	$261,866	$261,866
Operating lease liabilities, net of current portion	$—	$682,131	$682,131

The adoption of the standard did not result in any material changes to the recognition of operating lease expenses in the Company’s consolidated statements of operations.

In June 2018, the FASB issued an amendment to the accounting guidance related to accounting for employee share-based payments which clarifies that an entity should recognize excess tax benefits in the period in which the amount of the deduction is determined. This amendment is effective for annual periods beginning after December 15, 2018. We have adopted this accounting guidance effective January 1, 2019, with no impact on our financial statements as there were no excess tax benefits to be recognized due to our net operating losses.

In August 2018, the FASB issued new accounting guidance that addresses the accounting for implementation costs associated with a hosted service. The guidance provides that implementation costs be evaluated for capitalization using the same criteria as that used for internal-use software development costs, with amortization expense being recorded in the same income statement expense line as the hosted service costs and over the expected term of the hosting arrangement. This guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The guidance will be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We have not yet adopted this accounting guidance and are currently evaluating the effect this accounting guidance will have on our financial statements.

In August 2018, the FASB issued new accounting guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. Among the changes, an entity will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018‑13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption is permitted. Since this accounting guidance only revises disclosure requirements, it will not have a material impact on the Company’s consolidated financial statements.

In October 2018, the FASB issued new accounting guidance for Variable Interest Entities, which requires indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance is effective for the Company’s interim and annual reporting periods during the year ending December 31, 2020. Early adoption is permitted. The Company currently does not believe that the adoption of this accounting guidance will have a material impact on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

In January 2018, the FASB issued Accounting Standards Update No. 2017‑01(“ASU 2017‑01”), Business Combinations (Topic 805): Clarifying the Definition of a Business. The standard clarifies the definition of a business with the objective of providing guidance when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. For public companies, this standard was effective for annual reporting periods beginning after December 15, 2017. The Company adopted this standard in the first quarter of 2018 and the adoption did not have an impact on the Company’s results or consolidated financial statements.

In February 2018, the FASB issued Accounting Standards Update No. 2018‑02 (“ASU 2018‑02”), Income Statement -Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The standard provides for a reclassification from accumulated other comprehensive earnings (“AOCE”) to retained earnings, of disproportionate income tax effects arising from the impact of the Tax Cuts and Jobs Act of 2017. For public companies, this standard is effective for annual reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company adopted ASU 2018‑02 in the first quarter of 2018 and the adoption of this standard did not have an impact on the Company’s results or consolidated financial statements.

In August 2016, the FASB issued ASU 2016‑15, Statement of Cash Flows (ASC 230) – Classification of Certain Cash Receipts and Cash Payments. The new guidance is intended to reduce diversity in practice across all industries, in how certain transactions are classified in the statement of cash flows. ASU 2016‑15 was effective for public companies for fiscal years beginning after December 15, 2017. The Company adopted this standard in 2018 and the adoption of this standard did not have an impact on the Company’s statement of cash flows for the years ended December 31, 2018 and 2017.

In October 2016, the FASB issued Accounting Standards Update No. 2016‑16 (ASU 2016‑16), Accounting for Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory. For public companies, this standard was effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The standard requires that the income tax impact of intra-entity sales and transfers of property, except for inventory, be recognized when the transfer occurs requiring any deferred taxes not yet recognized on intra-entity transfers to be recorded to retained earnings. The Company adopted this standard in the first quarter of 2018 and the adoption did not have an impact on the Company’s results or consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016‑02 (ASU 2016‑02) which amends the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. This accounting guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018, with early adoption permitted. Additionally, this accounting guidance requires a modified retrospective transition approach for all leases existing at, or entered into after the date of initial application, with an option to use certain transition relief. In July 2018, the FASB issued a practical expedient that would allow entities the option to apply the provisions of the new lease guidance at the effective date of adoption without adjusting the comparative periods presented. We have not yet adopted this standard and are currently evaluating the effect this standard will have on our financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017‑04 (ASU 2017‑04), “Simplifying the Test for Goodwill Impairment”, which removes Step 2 from the goodwill impairment test. ASU 2017‑04 requires that if a reporting unit’s carrying value exceeds its fair value, an impairment charge would be recognized for the excess amount, not to exceed the carrying amount of goodwill. ASU 2017‑04 will be effective for interim and annual reporting periods beginning after December 15, 2019. Early application is permitted after January 1, 2017. The Company early adopted ASU 2017‑04 in the third quarter of 2018 with no impact on our financial statements.

In May 2017, the FASB issued accounting guidance on determining which changes to the terms or conditions of share-based payment awards require an entity to apply modification accounting. This pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted, and is applied prospectively to changes in terms or conditions of awards occurring on or after the adoption date. We have adopted this accounting guidance effective January 1, 2018, with no impact on our financial statements as there were no changes to the terms or conditions of share-based payment awards.

In June 2018, the FASB issued an amendment to the accounting guidance related to accounting for employee share-based payments which clarifies that an entity should recognize excess tax benefits in the period in which the amount of the deduction is determined. This amendment is effective for annual periods beginning after December 15, 2018. We have not yet adopted this accounting guidance and are currently evaluating the effect this accounting guidance will have on our financial statements.

In August 2018, the FASB issued new accounting guidance that addresses the accounting for implementation costs associated with a hosted service. The guidance provides that implementation costs be evaluated for capitalization using the same criteria as that used for internal-use software development costs, with amortization expense being recorded in the same income statement expense line as the hosted service costs and over the expected term of the hosting arrangement. This guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The guidance will be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We have not yet adopted this accounting guidance and are currently evaluating the effect this accounting guidance will have on our financial statements.

In August 2018, the FASB issued new accounting guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. Among the changes, an entity will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018‑13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption is permitted. Since this accounting guidance only revises disclosure requirements, it will not have a material impact on the Company’s consolidated financial statements.

In October 2018, the FASB issued new accounting guidance for Variable Interest Entities, which requires indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance is effective for the Company’s interim and annual reporting periods during the year ending December 31, 2020. Early adoption is permitted. The Company currently does not believe that the adoption of this accounting guidance will have a material impact on its consolidated financial statements and related disclosures.

Subsequent Events

Subsequent Events

The Company has evaluated subsequent events through the date which the financial statements were issued. Based upon such evaluation, except for items described in Note 8 and Note 10, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent Events

The Company has evaluated subsequent events through the date which the financial statements were issued. Based upon the evaluation, except for items described in Note 13, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Segment Reporting

Segment Reporting

The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker is the Chairman and Chief Executive Officer (“CEO”) of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company deploys resources on a consolidated level to all brands of the Company and therefore the Company only identifies one reportable operating segment with multiple product offerings.

Segment Reporting

The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker is the Chairman and Chief Executive Officer (“CEO”) of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company deploys resources on a consolidated level to all brands of the Company and therefore the Company only identifies one reportable operating segment with multiple product offerings.